Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Derivative financial instruments

The notes included in this section focus on assets and liabilities the Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Group’s approach to managing market risk can be found on pages 117 to 121.

15 Derivative financial instruments

Accounting for derivatives

Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward rate agreements, futures, options and combinations of these instruments and primarily affect the Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet.

The Group applies IAS 39. All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes terms included in a contract or other financial asset or liability (the host), which, had it been a standalone contract, would have had met the definition of a derivative. If these are separated from the host i.e. when the economic characteristics of the embedded derivative are not closely related with those of the host contract and the combined instrument is not measured at fair value though profit or loss, then they are accounted for in the same way as derivatives.

Hedge accounting

The Group applies hedge accounting to represent, to the maximum possible extent permitted under accounting standards, the economic effects of its interest and currency risk management strategies. Derivatives are used to hedge interest rate, exchange rate, commodity, and equity exposures and exposures to certain indices such as house price indices and retail price indices related to non-trading positions. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.

Fair value hedge accounting

Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost.

If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement.

Cash flow hedge accounting

For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.

When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.

Hedges of net investments

The Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Group’s investment in the operation.

Total derivatives	2017			2016
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	35,686,673	237,504	(237,236)	36,185,820	345,624	(339,646)
Total derivative assets/(liabilities) held for risk management	231,348	165	(1,109)	336,524	1,002	(841)
Derivative assets/(liabilities)	35,918,021	237,669	(238,345)	36,522,344	346,626	(340,487)

Further information on netting arrangements of derivative financial instruments can be found within Note 19.

Trading derivatives are managed within the Group’s market risk management policies, which are outlined on page117 to 121.

The Group’s exposure to credit risk arising from derivative contracts are outlined in the Credit risk section on page 96 to 116.

The fair values and notional amounts of derivative instruments held for trading are set out in the following table:

Derivatives held for trading		2017			2016
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Foreign exchange derivatives
Forward foreign exchange	3,131,184	26,534	(26,177)	2,308,922	32,442	(30,907)
Currency swaps	1,098,587	23,675	(22,003)	1,086,552	40,083	(40,164)
OTC options bought and sold	506,156	4,056	(4,665)	772,031	6,338	(6,762)
OTC derivatives	4,735,927	54,265	(52,845)	4,167,505	78,863	(77,833)
Foreign exchange derivatives cleared by central counterparty	59,618	607	(585)	43,478	366	(388)
Exchange traded futures and options – bought and sold	24,266	30	(30)	18,813	31	(27)
Foreign exchange derivatives	4,819,811	54,902	(53,460)	4,229,796	79,260	(78,248)
Interest rate derivatives
Interest rate swaps	5,680,977	121,560	(112,187)	4,799,897	153,822	(143,059)
Forward rate agreements	268,277	87	(88)	296,559	999	(968)
OTC options bought and sold	2,384,453	27,235	(29,635)	2,522,430	42,412	(43,373)
OTC derivatives	8,333,707	148,882	(141,910)	7,618,886	197,233	(187,400)
Interest rate derivatives cleared by central counterparty	13,215,545	3,675	(3,390)	14,439,407	30,503	(31,528)
Exchange traded futures and options – bought and sold	7,644,560	362	(358)	7,952,733	397	(370)
Interest rate derivatives	29,193,812	152,919	(145,658)	30,011,026	228,133	(219,298)
Credit derivatives
OTC swaps	411,160	7,595	(6,233)	615,057	11,811	(10,513)
Credit derivatives cleared by central counterparty	303,841	4,954	(5,319)	332,743	4,462	(4,572)
Credit derivatives	715,001	12,549	(11,552)	947,800	16,273	(15,085)
Equity and stock index derivatives
OTC options bought and sold	58,456	5,262	(9,591)	102,545	6,766	(8,837)
Equity swaps and forwards	103,283	2,235	(5,478)	105,120	2,253	(4,435)
OTC derivatives	161,739	7,497	(15,069)	207,665	9,019	(13,272)
Exchange traded futures and options – bought and sold	632,662	7,201	(9,050)	585,620	8,070	(8,600)
Equity and stock index derivatives	794,401	14,698	(24,119)	793,285	17,089	(21,872)
Commodity derivatives
OTC options bought and sold	4,465	32	(103)	14,053	395	(461)
Commodity swaps and forwards	12,755	662	(753)	16,086	1,528	(1,821)
OTC derivatives	17,220	694	(856)	30,139	1,923	(2,282)
Exchange traded futures and options – bought and sold	146,428	1,742	(1,591)	173,774	2,946	(2,861)
Commodity derivatives	163,648	2,436	(2,447)	203,913	4,869	(5,143)
Derivative assets/(liabilities) held for trading	35,686,673	237,504	(237,236)	36,185,820	345,624	(339,646)

Total OTC derivatives held for trading	13,659,753	218,933	(216,913)	12,639,252	298,849	(291,300)
Total derivatives cleared by central counterparty held for trading	13,579,004	9,236	(9,294)	14,815,628	35,331	(36,488)
Total exchange traded derivatives held for trading	8,447,916	9,335	(11,029)	8,730,940	11,444	(11,858)
Derivative assets/(liabilities) held for trading	35,686,673	237,504	(237,236)	36,185,820	345,624	(339,646)

The fair values and notional amounts of derivative instruments held for risk management are set out in the following table:

Derivatives held for risk management	2017			2016
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives designated as cash flow hedges
Currency swaps	-	-	-	1,357	453	-
Interest rate swaps	1,482	7	(3)	5,965	154	(6)
Interest rate derivatives cleared by central counterparty	122,103	-	-	181,541	62	(27)
Derivatives designated as cash flow hedges	123,585	7	(3)	188,863	669	(33)
Derivatives designated as fair value hedges
Interest rate swaps	7,345	117	(1,096)	10,733	301	(744)
Interest rate derivatives cleared by central counterparty	97,436	-	-	130,842	-	-
Derivatives designated as fair value hedges	104,781	117	(1,096)	141,575	301	(744)
Derivatives designated as hedges of net investments
Forward foreign exchange	2,982	41	(10)	6,086	32	(64)
Derivatives designated as hedges of net investments	2,982	41	(10)	6,086	32	(64)
Derivative assets/(liabilities) held for risk management	231,348	165	(1,109)	336,524	1,002	(841)

Total OTC derivatives held for risk management	11,809	165	(1,109)	24,141	940	(814)
Total derivatives cleared by central counterparty held for risk management	219,539	-	-	312,383	62	(27)
Derivative assets/(liabilities) held for risk management	231,348	165	(1,109)	336,524	1,002	(841)

The Group has hedged the following forecast cash flows, which primarily vary with interest rates. These cash flows are expected to impact the income statement in the following periods, excluding any hedge adjustments that may be applied:

	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2017
Forecast receivable cash flows	2,671	484	584	561	416	305	321
Forecast payable cash flows	-	-	-	-	-	-	-

2016
Forecast receivable cash flows	2,616	455	531	511	411	327	381
Forecast payable cash flows	52	15	16	7	6	5	3

The maximum length of time over which the Group hedges exposure to the variability in future cash flows for forecast transactions, excluding those forecast transactions related to the payment of variable interest on existing financial instruments is 10 years (2016: 10 years).

	2017	2016
Amounts recognised in net interest income	£m	£m
Gains on the hedged items attributable to the hedged risk	550	1,787
Losses on the hedging instruments	(460)	(1,741)
Fair value ineffectiveness	90	46
Cash flow hedging ineffectiveness	(135)	28
Net investment hedging ineffectiveness	2	(3)

Gains and losses transferred from the cash flow hedging reserve to the income statement included a £nil (2016: £17m gain) transferred to interest income; a £632m gain (2016: £491m gain) to interest expense; a £nil (2016: £17m gain) to administration and general expenses; and a £nil (2016: £75m loss) to taxation.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Derivative financial instruments
j Derivative financial instruments

	Notional contract amount	Fair value Assets	Liabilities
	£m	£m	£m
Year ended 31 December 2017
Total derivative assets/(liabilities) held for trading	35,747,945	237,741	(237,242)
Total derivative assets/(liabilities) held for risk management	175,785	246	(1,103)
Derivative assets/(liabilities)	35,923,730	237,987	(238,345)

Year ended 31 December 2016
Total derivative assets/(liabilities) held for trading	36,261,030	345,834	(339,647)
Total derivative assets/(liabilities) held for risk management	261,314	986	(840)
Derivative assets/(liabilities)	36,522,344	346,820	(340,487)